Leases (Tables)	6 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expenses	The components of the lease expenses consist of the following:
	For Six Months Ended
	December 31, 2023	December 31, 2022
	(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	$43,107	$-
Lease expenses – short-term	558	63,000
Total lease expenses	$43,665	$63,000

Schedule of Weighted-Average Remaining Term and Discount Rate Related to Leases	Weighted-average remaining term and discount rate related to leases were as follows:
	As of December 31, 2023	As of June 30, 2023

Weighted-average remaining term
Operating lease	1.59 year	-
Weighted-average discount rate
Operating lease	4.17%	-%

Schedule of Minimum Lease Payment Under these Operating Leases	The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2023 are as follows:
Twelve months Ending December 31,	Operating Lease Amount
2024	$146,564
Thereafter	60,350
Total minimum lease payments	206,914
Less: discount	(5,556)
Present value of minimum lease payments	$201,358